Transfers of Financial Assets - Summary of Reverse Repurchase Agreements (Detail) - Reverse repurchase agreements [member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Cash paid for reverse repurchase agreements	€ 1,180	€ 4,980
Fair value of non-cashcollateral received	1,199	5,003
Net exposure	(19)	(23)
Non-cash collateral that can be sold or repledged in the absence of default	869	4,640
Non-cash collateral that has been sold or transferred